Structured Entities	12 Months Ended
Oct. 31, 2018
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Structured Entities

NOTE 10:  STRUCTURED ENTITIES

The Bank uses structured entities for a variety of purposes including: (1) to facilitate the transfer of specified risks to clients; (2) as financing vehicles for itself or for clients; or (3) to segregate assets on behalf of investors. The Bank is typically restricted from accessing the assets of the structured entity under the relevant arrangements.

The Bank is involved with structured entities that it sponsors, as well as entities sponsored by third-parties. Factors assessed when determining if the Bank is the sponsor of a structured entity include whether the Bank is the predominant user of the entity; whether the entity's branding or marketing identity is linked with the Bank; and whether the Bank provides an implicit or explicit guarantee of the entity's performance to investors or other third parties. The Bank is not considered to be the sponsor of a structured entity if it only provides arm's-length services to the entity, for example, by acting as administrator, distributor, custodian, or loan servicer. Sponsorship of a structured entity may indicate that the Bank had power over the entity at inception; however, this is not sufficient to determine if the Bank consolidates the entity. Regardless of whether or not the Bank sponsors an entity, consolidation is determined on a case-by-case basis.

SPONSORED STRUCTURED ENTITIES

The following section outlines the Bank's involvement with key sponsored structured entities.

Securitizations

The Bank securitizes its own assets and facilitates the securitization of client assets through structured entities, such as conduits, which issue ABCP or other securitization entities which issue longer-dated term securities. Securitizations are an important source of liquidity for the Bank, allowing it to diversify its funding sources and to optimize its balance sheet management approach. The Bank has no rights to the assets as they are owned by the securitization entity.

The Bank sponsors both single-seller and multi-seller securitization conduits. Depending on the specifics of the entity, the variable returns absorbed through ABCP may be significantly mitigated by variable returns retained by the sellers. The Bank provides liquidity facilities to certain single-seller and multi-seller conduits for the benefit of ABCP investors which are structured as loan facilities between the Bank, as the sole liquidity lender, and the Bank-sponsored trusts. If a trust experiences difficulty issuing ABCP due to illiquidity in the commercial market, the trust may draw on the loan facility, and use the proceeds to pay maturing ABCP. The liquidity facilities can only be drawn if preconditions are met ensuring that the Bank does not provide credit enhancement through the loan facilities to the conduit. The Bank's exposure to the variable returns of these conduits from its provision of liquidity facilities and any related commitments is mitigated by the sellers' continued exposure to variable returns, as described below. The Bank provides administration and securities distribution services to its sponsored securitization conduits, which may result in it holding an investment in the ABCP issued by these entities. In some cases, the Bank may also provide credit enhancements or may transact derivatives with securitization conduits. The Bank earns fees from the conduits which are recognized when earned.

The Bank sells assets to single-seller conduits which it controls and consolidates. Control results from the Bank's power over the entity's key economic decisions, predominantly, the mix of assets sold into the conduit and exposure to the variable returns of the transferred assets, usually through a derivative or the provision of credit mitigation in the form of cash reserves, over-collateralization, or guarantees over the performance of the entity's portfolio of assets.

Multi-seller conduits provide customers with alternate sources of financing through the securitization of their assets. These conduits are similar to single-seller conduits except that assets are received from more than one seller and comingled into a single portfolio of assets. The Bank is typically deemed to have power over the entity's key economic decisions, namely, the selection of sellers and related assets sold as well as other decisions related to the management of risk in the vehicle. Sellers of assets in multi-seller conduits typically continue to be exposed to the variable returns of their portion of transferred assets, through derivatives or the provision of credit mitigation. The Bank's exposure to the variable returns of multi-seller conduits from its provision of liquidity facilities and any related commitments is mitigated by the sellers' continued exposure to variable returns from the entity. While the Bank may have power over multi-seller conduits, it is not exposed to significant variable returns and does not consolidate such entities.

Investment Funds and Other Asset Management Entities

As part of its asset management business, the Bank creates investment funds and trusts (including mutual funds), enabling it to provide its clients with a broad range of diversified exposure to different risk profiles, in accordance with the client's risk appetite. Such entities may be actively managed or may be passively directed, for example, through the tracking of a specified index, depending on the entity's investment strategy. Financing for these entities is obtained through the issuance of securities to investors, typically in the form of fund units. Based on each entity's specific strategy and risk profile, the proceeds from this issuance are used by the entity to purchase a portfolio of assets. An entity's portfolio may contain investments in securities, derivatives, or other assets, including cash. At the inception of a new investment fund or trust, the Bank will typically invest an amount of seed capital in the entity, allowing it to establish a performance history in the market. Over time, the Bank sells its seed capital holdings to third-party investors, as the entity's AUM increases. As a result, the Bank's holding of seed capital investment in its own sponsored investment funds and trusts is typically not significant to the Consolidated Financial Statements. Aside from any seed capital investments, the Bank's interest in these entities is generally limited to fees earned for the provision of asset management services. The Bank does not typically provide guarantees over the performance of these funds.

The Bank also sponsors the TD Mortgage Fund (the "Fund"), which is a mutual fund containing a portfolio of Canadian residential mortgages sold by the Bank into the Fund. The Bank has a put option with the Fund under which it is required to repurchase defaulted mortgage loans at their carrying amount from the Fund. The Bank's exposure under this put option is mitigated as the mortgages in the Fund are collateralized and government guaranteed. In addition to the put option, the Bank provides a liquidity facility to the Fund for the benefit of fund unit investors. Under the liquidity facility, the Bank is obligated to repurchase mortgages at their fair value to enable the Fund to honour unit-holder redemptions in the event that the Fund experiences a liquidity event.

As disclosed in Note 27, on April 22, 2016, the Fund was discontinued and merged with another mutual fund managed by the Bank. The mortgages held by the Fund were not merged into the other mutual fund and as a result of the Fund's discontinuation, the mortgages were repurchased from the Fund at a fair value of $155 million. Prior to the discontinuation of the Fund, during the year ended October 31, 2016, the fair value of the mortgages repurchased from the Fund as a result of a liquidity event was $21 million. Although the Bank had power over the Fund, the Fund was not consolidated by the Bank prior to its discontinuation as the Bank did not absorb a significant proportion of variable returns. The variability related primarily to the credit risk of the underlying mortgages which are government guaranteed.

The Bank is typically considered to have power over the key economic decisions of sponsored asset management entities; however, it does not consolidate an entity unless it is also exposed to significant variable returns of the entity. This determination is made on a case-by-case basis, in accordance with the Bank's consolidation policy.

Financing Vehicles

The Bank may use structured entities to provide a cost-effective means of financing its operations, including raising capital or obtaining funding. These structured entities include: (1) TD Capital Trust III and TD Capital Trust IV (together the "CaTS Entities") and (2) TD Covered Bond (Legislative) Guarantor Limited Partnership (the "Covered Bond Entity").

The CaTS Entities issued innovative capital securities which currently count as Tier 1 Capital of the Bank, but, under Basel III, are considered non-qualifying capital instruments and are subject to the Basel III phase-out rules. The proceeds from these issuances were invested in assets purchased from the Bank which generate income for distribution to investors. The Bank is considered to have decision-making power over the key economic activities of the CaTS Entities; however, it does not consolidate an entity unless it is also exposed to significant variable returns of the entity. The Bank is exposed to the risks and returns from certain CaTS Entities as it holds the residual risks in those entities, typically through retaining all the voting securities of the entity. Where the entity's portfolio of assets are exposed to risks which are not related to the Bank's own credit risk, the Bank is considered to be exposed to significant variable returns of the entity and consolidates the entity. However, certain CaTS Entities hold assets which are only exposed to the Bank's own credit risk. In this case, the Bank does not absorb significant variable returns of the entity as it is ultimately exposed only to its own credit risk, and does not consolidate. Refer to Note 20 for further details.

The Bank issues, or has issued, debt under its covered bond program where the principal and interest payments of the notes are guaranteed by the Covered Bond Entity. The Bank sold a portfolio of assets to the Covered Bond Entity and provided a loan to the Covered Bond Entity to facilitate the purchase. The Bank is restricted from accessing the Covered Bond Entity's assets under the relevant agreement. Investors in the Bank's covered bonds may have recourse to the Bank should the assets of the Covered Bond Entity be insufficient to satisfy the covered bond liabilities. The Bank consolidates the Covered Bond Entity as it has power over the key economic activities and retains all the variable returns in this entity.

THIRD-PARTY SPONSORED STRUCTURED ENTITIES

In addition to structured entities sponsored by the Bank, the Bank is also involved with structured entities sponsored by third parties. Key involvement with third-party sponsored structured entities is described in the following section.

Third-party Sponsored Securitization Programs

The Bank participates in the securitization program of government-sponsored structured entities, including the CMHC, a Crown corporation of the Government of Canada, and similar U.S. government-sponsored entities. The CMHC guarantees CMB issued through the CHT.

The Bank is exposed to the variable returns in the CHT, through its retention of seller swaps resulting from its participation in the CHT program. The Bank does not have power over the CHT as its key economic activities are controlled by the Government of Canada. The Bank's exposure to the CHT is included in the balance of residential mortgage loans as noted in Note 9, and is not disclosed in the table accompanying this Note.

The Bank participates in the securitization programs sponsored by U.S. government agencies. The Bank is not exposed to significant variable returns from these agencies and does not have power over the key economic activities of the agencies, which are controlled by the U.S. government.

Investment Holdings and Derivatives

The Bank may hold interests in third-party structured entities, predominantly in the form of direct investments in securities or partnership interests issued by those structured entities, or through derivatives transacted with counterparties which are structured entities. Investments in, and derivatives with, structured entities are recognized on the Bank's Consolidated Balance Sheet. The Bank does not typically consolidate third-party structured entities where its involvement is limited to investment holdings and/or derivatives as the Bank would not generally have power over the key economic decisions of these entities.

Financing Transactions

In the normal course of business, the Bank may enter into financing transactions with third-party structured entities including commercial loans, reverse repurchase agreements, prime brokerage margin lending, and similar collateralized lending transactions. While such transactions expose the Bank to the structured entities' counterparty credit risk, this exposure is mitigated by the collateral related to these transactions. The Bank typically has neither power nor significant variable returns due to financing transactions with structured entities and would not generally consolidate such entities. Financing transactions with third-party sponsored structured entities are included on the Bank's Consolidated Financial Statements and have not been included in the table accompanying this Note.

Arm's-length Servicing Relationships

In addition to the involvement outlined above, the Bank may also provide services to structured entities on an arm's-length basis, for example as sub-advisor to an investment fund or asset servicer. Similarly, the Bank's asset management services provided to institutional investors may include transactions with structured entities. As a consequence of providing these services, the Bank may be exposed to variable returns from these structured entities, for example, through the receipt of fees or short-term exposure to the structured entity's securities. Any such exposure is typically mitigated by collateral or some other contractual arrangement with the structured entity or its sponsor. The Bank generally has neither power nor significant variable returns from the provision of arm's-length services to a structured entity and, consequently does not consolidate such entities. Fees and other exposures through servicing relationships are included on the Bank's Consolidated Financial Statements and have not been included in the table accompanying this Note.

INVOLVEMENT WITH CONSOLIDATED STRUCTURED ENTITIES

Securitizations

The Bank securitizes consumer instalment, and other personal loans through securitization entities, predominantly single-seller conduits. These conduits are consolidated by the Bank based on the factors described above. Aside from the exposure resulting from its involvement as seller and sponsor of consolidated securitization conduits described above, including the liquidity facilities provided, the Bank has no contractual or non-contractual arrangements to provide financial support to consolidated securitization conduits. The Bank's interests in securitization conduits generally rank senior to interests held by other parties, in accordance with the Bank's investment and risk policies. As a result, the Bank has no significant obligations to absorb losses before other holders of securitization issuances.

Other Structured Consolidated Structured Entities

Depending on the specific facts and circumstances of the Bank's involvement with structured entities, the Bank may consolidate asset management entities, financing vehicles, or third-party sponsored structured entities, based on the factors described above. Aside from its exposure resulting from its involvement as sponsor or investor in the structured entities as previously discussed, the Bank does not typically have other contractual or non-contractual arrangements to provide financial support to these consolidated structured entities.

INVOLVEMENT WITH UNCONSOLIDATED STRUCTURED ENTITIES

The following table presents information related to the Bank's unconsolidated structured entities. Unconsolidated structured entities include both TD and third-party sponsored entities. Securitizations include holdings in TD-sponsored multi-seller conduits, as well as third-party sponsored mortgage and asset-backed securitizations, including government-sponsored agency securities such as CMBs, and U.S. government agency issuances. Investment Funds and Trusts include holdings in third-party funds and trusts, as well as holdings in TD-sponsored asset management funds and trusts and commitments to certain U.S. municipal funds. Amounts in Other are predominantly related to investments in community-based U.S. tax-advantage entities described in Note 12. These holdings do not result in the consolidation of these entities as TD does not have power over these entities.

Carrying Amount and Maximum Exposure to Unconsolidated Structured Entities
(millions of Canadian dollars)							As at
			October 31, 2018				October 31, 2017
	Securitizations	Investment funds and trusts	Other	Total	Securitizations	Investment funds and trusts	Other	Total
FINANCIAL ASSETS
Trading loans, securities, and other	$9,460	$719	$11	$10,190	$7,395	$609	$14	$8,018
Non-trading financial assets at fair value through profit or loss	1,810	367	–	2,177	n/a	n/a	n/a	n/a
Derivatives[1]	–	826	–	826	–	13	–	13
Financial assets designated at fair value through profit or loss	–	3	–	3	–	163	30	193
Financial assets at fair value through other comprehensive income	47,575	1,262	–	48,837	n/a	n/a	n/a	n/a
Available-for-sale securities	n/a	n/a	n/a	n/a	63,615	2,622	–	66,237
Debt securities at amortized cost, net of allowance for credit losses	68,736	–	–	68,736	n/a	n/a	n/a	n/a
Held-to-maturity securities	n/a	n/a	n/a	n/a	42,095	–	–	42,095
Loans	2,438	–	–	2,438	4,174	–	–	4,174
Other	6	–	2,897	2,903	8	–	2,872	2,880
Total assets	130,025	3,177	2,908	136,110	117,287	3,407	2,916	123,610
FINANCIAL LIABILITIES
Derivatives[1]	–	59	–	59	–	493	–	493
Obligations related to securities sold short	2,937	629	–	3,566	2,330	1,005	–	3,335
Total liabilities	2,937	688	–	3,625	2,330	1,498	–	3,828
Off-balance sheet exposure[2]	16,172	3,450	1,164	20,786	14,702	3,094	935	18,731
Maximum exposure to loss from involvement with unconsolidated structured entities	$143,260	$5,939	$4,072	$153,271	$129,659	$5,003	$3,851	$138,513

Size of sponsored unconsolidated structured entities[3]	$10,216	$11,162	$1,750	$23,128	$13,020	$1,860	$1,750	$16,630

[1]

Derivatives primarily subject to vanilla interest rate or foreign exchange risk are not included in these amounts as those derivatives are designed to align the structured entity's cash flows with risks absorbed by investors and are not predominantly designed to expose the Bank to variable returns created by the entity.

[2]

For the purposes of this disclosure, off-balance sheet exposure represents the notional value of liquidity facilities, guarantees, or other off-balance sheet commitments without considering the effect of collateral or other credit enhancements.

[3]

The size of sponsored unconsolidated structured entities is provided based on the most appropriate measure of size for the type of entity: (1) The par value of notes issued by securitization conduits and similar liability issuers; (2) the total AUM of investment funds and trusts; and (3) the total fair value of partnership or equity shares in issue for partnerships and similar equity issuers.

Sponsored Unconsolidated Structured Entities in which the Bank has no Significant Investment at the End of the Period

Sponsored unconsolidated structured entities in which the Bank has no significant investment at the end of the period are predominantly investment funds and trusts created for the asset management business. The Bank would not typically hold investments, with the exception of seed capital, in these structured entities. However, the Bank continues to earn fees from asset management services provided to these entities, some of which could be based on the performance of the fund. Fees payable are generally senior in the entity's priority of payment and would also be backed by collateral, limiting the Bank's exposure to loss from these entities. The Bank's non-interest income received from its involvement with these asset management entities was $1.9 billion (October 31, 2017 – $1.8 billion) for the year ended October 31, 2018. The total AUM in these entities as at October 31, 2018, was $196.1 billion (October 31, 2017 – $196.8 billion). Any assets transferred by the Bank during the period are co-mingled with assets obtained from third parties in the market. Except as previously disclosed, the Bank has no contractual or non-contractual arrangements to provide financial support to unconsolidated structured entities.